Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2026
Equity [abstract]
Schedule of Shares Activity

	Thousands of Shares For the Year Ended March 31
	2025	2026
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,419	1,590,950
Exercise of stock options	12	280
Issuance of shares	8,519	—
As of the end of the year	1,590,950	1,591,229

Schedule of Dividends Declared and Paid
i) Dividends declared and paid during the previous fiscal years and the current fiscal year

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2023, to March 31, 2024
Q1 2023	¥140,475	¥90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
April 1, 2024, to March 31, 2025
Q1 2024	148,041	94.00	March 31, 2024	June 27, 2024
Q3 2024	155,893	98.00	September 30, 2024	December 2, 2024
April 1, 2025, to March 31, 2026
Q1 2025	154,763	98.00	March 31, 2025	June 26, 2025
Q3 2025	158,470	100.00	September 30, 2025	December 1, 2025
ii) Dividends declared whose record date falls in the fiscal year ended March 31, 2026 and the effective date falls in the following fiscal year
Matters with respect to dividends on shares of common stock will be proposed at the Annual General Meeting of Shareholders to be held on June 24, 2026.

Dividends to be submitted	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2026, to March 31, 2027
Q1 2026	158,494	¥100.00	March 31, 2026	June 25, 2026